Leasing Arrangements - Supplemental Disclosure for Balance Sheet related to Finance Leases (Details) $ in Millions	Mar. 31, 2019 USD ($)
Finance Lease, Assets [Abstract]
Property, plant and equipment, net	$ 742
Finance Lease, Liabilities [Abstract]
Debt maturing within one year	323
Long-term debt	611
Total Finance lease liabilities	$ 934